Note 4 - Loans - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Notional amount	$ 2,208,457	$ 2,096,308	$ 1,788,560
ECL allowance	$ 1,455	$ 1,453	1,832
EL %	0.07%	0.07%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,151,108	$ 2,030,956
ECL allowance	$ 1,359	$ 1,316	1,665
EL %	0.06%	0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 57,349	$ 65,352
ECL allowance	$ 96	$ 137	167
EL %	0.17%	0.21%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 722,829	$ 757,576	712,256
ECL allowance	$ 1,045	$ 1,114	1,513	$ 1,366
EL %	0.14%	0.15%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 667,949	$ 694,869
ECL allowance	$ 949	$ 980	1,346	1,174
EL %	0.14%	0.14%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 54,880	$ 62,707
ECL allowance	$ 96	$ 134	167	192
EL %	0.17%	0.21%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 14,600	$ 26,569	31,663
ECL allowance	$ 36	$ 45	72	137
EL %	0.25%	0.17%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 14,600	$ 26,569
ECL allowance	$ 36	$ 45	72	137
EL %	0.25%	0.17%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 1,439,781	$ 1,279,576	1,008,029
ECL allowance	$ 370	$ 275	207	215
EL %	0.03%	0.02%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 1,437,391	$ 1,277,011
ECL allowance	$ 370	$ 275	207	215
EL %	0.03%	0.02%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,390	$ 2,565
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0	0
EL %	0.00%	0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 31,247	$ 32,587	36,612
ECL allowance	$ 4	$ 19	40	57
EL %	0.01%	0.06%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 31,168	$ 32,507
ECL allowance	$ 4	$ 16	40	57
EL %	0.01%	0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 79	$ 80
ECL allowance	$ 0	$ 3	0	0
EL %	0.00%	3.75%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	$ 0	$ 0
EL %	0.00%	0.00%